Other equity instruments and own shares (Details) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) numberOfDonation € / shares shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Sep. 08, 2017 EUR (€)
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Fidelity Bonds, nominal value					€ 981
Fidelity Bonds, market value	€ 658	€ 627	€ 598		€ 686
Total equity	€ 97,053	€ 91,322	110,659	€ 106,970
Treasury shares, held by the group (in shares) | shares	277,591,940	28,439,022
Treasury shares, held by the group, as a percentage of issued share capital (in percentage)		0.164%
Purchase of treasury shares (in shares) | shares	524,312,848
Average purchase price of Bank shares (in euro per share) | € / shares	€ 3.14
Average selling price of Bank shares (in euro per share) | € / shares	€ 3.10
Number of extraordinary donations | numberOfDonation	2
Bank's shares owned by consolidated companies as percentage of issued shared capital (in percentage)	1.60%
Net effect on equity from purchase and sale of Bank shares	€ 23	€ 1	(6)
First Share Buyback Program
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Treasury shares, held by the group, as a percentage of issued share capital (in percentage)	1.499%
Purchase of treasury shares (in shares) | shares	259,930,273
Average purchase price of Bank shares (in euro per share) | € / shares	€ 3.235
Second Buyback
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares) | shares	275,159,930
Banco Santander Foundation Donation
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Purchase of treasury shares (in shares) | shares	55,750,000
Equity instruments issued (not capital)
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Total equity	€ 658	627	598	565
Other equity instruments
Disclosure Of Other Equity Instruments And Own Shares [Line Items]
Total equity	€ 152	€ 163	€ 146	€ 234